DEI Document and Entity Information	Oct. 24, 2019
Entity Information [Line Items]
Entity Central Index Key	0001591763
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 24, 2019
Entity Registrant Name	ENABLE MIDSTREAM PARTNERS, LP
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36413
Entity Tax Identification Number	72-1252419
Entity Address, Address Line One	499 West Sheridan Avenue,
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Oklahoma City,
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73102
City Area Code	405
Local Phone Number	525-7778
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units Representing Limited Partner Interests
Trading Symbol	ENBL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false